Segment Information	12 Months Ended
Dec. 31, 2011
Segment Reporting Information, Additional Information [Abstract]
Segment Information
Segment Information
Effective January 1, 2012, the Company, as part of Project Renewal, implemented certain changes to its organizational structure that resulted in the consolidation of the Company's three operating groups into two and of its 13 global business units ("GBU") into nine. One of the two new operating groups is primarily consumer-facing ("Newell Consumer"), while the other is primarily commercial-facing ("Newell Professional"). Additionally, while not an operating group, the Baby & Parenting GBU is treated as a stand-alone operating segment.

Newell Consumer comprises four GBUs — Home Organization & Style (combines Rubbermaid Consumer, Décor and Beauty & Style); Writing & Creative Expression (combines Everyday Writing and Markers, Highlighters, Art & Office Organization); Fine Writing & Luxury Accessories; and Culinary Lifestyles. Newell Professional consists of four GBUs — Commercial Products; Construction Tools & Accessories (with the addition of the Hardware GBU); Labeling Technology & Integrated Solutions (formerly the Technology GBU); and Industrial Products & Services. Baby & Parenting reports directly to the Company's Chief Executive Officer.
The Company’s three operating and reportable segments are as follows:

Reportable Segments	Key Brands	Description of Primary Products
Newell Consumer	Rubbermaid®, Levolor®, Goody®, Sharpie®, Expo®, Paper Mate®, Parker®, Waterman®, Calphalon®
Indoor/outdoor organization, food storage and home storage products; window treatments; hair care accessories; writing instruments, including pens, pencils, markers and highlighters; fine writing instruments and leather goods; gourmet cookware, bakeware, cutlery and small kitchen electrics

Newell Professional	Rubbermaid® Commercial Products, Irwin®, Shur-line®, Bulldog®, Lenox®, Dymo®, Mimio®
Cleaning and refuse products, hygiene systems, material handling solutions and medical and computer carts, and wall-mounted work stations; hand tools and power tool accessories, manual paint applicators and convenience hardware; industrial bandsaw blades and cutting tools for pipes and HVAC systems; office technology solutions such as label makers and printers and interactive teaching solutions

Baby & Parenting	Graco®, Aprica®	Infant and juvenile products such as car seats, strollers, highchairs and playards

The comparative information for segment results and identifiable assets has been restated to conform to the 2012 presentation. The Company's segment and geographic results are as follows as of and for the years ended December 31, (in millions):

	2011	2010	2009
Net Sales (1)
Newell Consumer	$3,109.5	$3,033.8	$3,029.0
Newell Professional	2,074.7	1,924.2	1,750.8
Baby & Parenting	680.4	700.2	703.6
	$5,864.6	$5,658.2	$5,483.4
Operating Income (2)
Newell Consumer	$475.8	$450.7	$433.6
Newell Professional	287.6	293.7	286.0
Baby & Parenting	51.6	53.4	36.3
Impairment charges	(382.6)	—	—
Restructuring costs	(50.1)	(77.4)	(100.0)
Corporate	(125.1)	(96.9)	(80.6)
	$257.2	$623.5	$575.3

	2011	2010	2009
Depreciation & Amortization (2)
Newell Consumer	$59.0	$61.8	$66.2
Newell Professional	53.3	60.4	60.2
Baby & Parenting	9.9	11.0	13.4
Corporate	39.4	39.1	35.3
	$161.6	$172.3	$175.1

Capital Expenditures (3)
Newell Consumer	$66.6	$60.7	$55.9
Newell Professional	65.8	32.7	30.7
Baby & Parenting	9.1	8.8	5.6
Corporate	81.4	62.5	61.1
	$222.9	$164.7	$153.3

	2011	2010
Identifiable Assets
Newell Consumer	$1,363.7	$1,316.9
Newell Professional	1,126.3	1,165.1
Baby & Parenting	305.3	317.9
Corporate (4)	3,365.6	3,605.4
	$6,160.9	$6,405.3

Geographic Area Information

	2011	2010	2009
Net Sales (1) (5)
United States	$3,915.7	$3,870.3	$3,806.8
Canada	376.3	351.0	317.6
Total North America	4,292.0	4,221.3	4,124.4
Europe, Middle East and Africa	815.3	800.5	791.0
Latin America	318.6	267.0	259.5
Asia Pacific	438.7	369.4	308.5
Total International	1,572.6	1,436.9	1,359.0
	$5,864.6	$5,658.2	$5,483.4
Operating Income (Loss) (2) (7)
United States	$166.9	$471.9	$492.6
Canada	81.2	79.1	63.3
Total North America	248.1	551.0	555.9
Europe, Middle East and Africa (6)	16.6	10.0	(19.7)
Latin America	12.8	(1.3)	22.3
Asia Pacific	(20.3)	63.8	16.8
Total International	9.1	72.5	19.4
	$257.2	$623.5	$575.3

(1)
All intercompany transactions have been eliminated. Sales to Wal-Mart Stores, Inc. and subsidiaries amounted to 11.0%, 11.9% and 12.3% of consolidated net sales in 2011, 2010 and 2009, respectively, substantially across all segments.

(2)
Operating income (loss) by segment is net sales less cost of products sold and selling, general & administrative (“SG&A”) expenses. Operating income by geographic area is net sales less cost of products sold, SG&A expenses, impairment charges, and restructuring costs. Certain headquarters expenses of an operational nature are allocated to business segments and geographic areas primarily on a net sales basis. Depreciation and amortization is allocated to the segments on a percentage of sales basis, and the allocated depreciation and amortization is included in segment operating income.

(3)	Corporate capital expenditures primarily relate to the SAP implementation.

(4)	Corporate assets primarily include goodwill, capitalized software, cash and deferred tax assets.

(5)	Geographic sales information is based on the region from which the products are shipped and invoiced.

(6)
The Europe, Middle East and Africa operating income (loss) is after considering $37.4 million and $15.2 million of incremental SG&A costs associated with the European Transformation Plan for 2011 and 2010, respectively.

(7)	The following table summarizes the restructuring costs and impairment charges by region included in operating income (loss) above (in millions):

	2011	2010	2009
Restructuring Costs:
United States	$(29.3)	$(18.1)	$(32.6)
Canada	(0.1)	(7.9)	(5.7)
Total North America	(29.4)	(26.0)	(38.3)
Europe, Middle East and Africa	(19.5)	(30.4)	(36.4)
Latin America	(0.7)	(12.9)	(6.3)
Asia Pacific	(0.5)	(8.1)	(19.0)
Total International	(20.7)	(51.4)	(61.7)
	$(50.1)	$(77.4)	$(100.0)

Impairment Charges:
United States	$(266.8)	$—	$—
Canada	—	—	—
Total North America	(266.8)	—	—
Europe, Middle East and Africa	(9.2)	—	—
Latin America	—	—	—
Asia Pacific	(106.6)	—	—
Total International	(115.8)	—	—
	$(382.6)	$—	$—

The following table summarizes the net sales by product grouping for the years ended December 31, (in millions):

	2011	2010	2009
Newell Consumer (1)
Writing Instruments	$1,399.4	$1,355.6	$1,355.4
Rubbermaid Consumer	827.2	819.7	847.7
Décor	464.8	458.8	450.9
Other	418.1	399.7	375.0
	3,109.5	3,033.8	3,029.0
Newell Professional (1)
Tools, Hardware & Commercial Products	1,695.3	1,570.9	1,431.5
Office Technology	379.4	353.3	319.3
	2,074.7	1,924.2	1,750.8

Baby & Parenting(1)	680.4	700.2	703.6
	$5,864.6	$5,658.2	$5,483.4